Share Capital - Disclosure of Number and Weighted Average Exercise Prices of Share Options (Details)	12 Months Ended
	Dec. 31, 2021 Share $ / shares	Dec. 31, 2020 Share $ / shares
Disclosure of classes of share capital [abstract]
Balance, beginning of the year | Share	7,074,092	7,583,439
Balance, beginning of the year, weighted average exercise price (in dollars per share) | $ / shares	$ 12.07	$ 10.70
Granted | Share	1,400,000	2,621,924
Granted, weighted average exercise price (in dollars per share) | $ / shares	$ 18.98	$ 13.46
Exercised | Share	(2,502,234)	(2,473,926)
Exercised, weighted average exercise price (in dollars per share) | $ / shares	$ 10.87	$ 7.50
Cancelled or expired | Share	(333,475)	(657,345)
Cancelled or expired, weighted average exercise price (in dollars per share) | $ / shares	$ 29.45	$ 18.96
Balance, end of the year | Share	5,638,383	7,074,092
Balance, end of the year, weighted average exercise price (in dollars per share) | $ / shares	$ 13.29	$ 12.07